Angel Oak Multi-Strategy Income Fund
Valued Advisers Trust
Angel Oak Multi-Strategy Income Fund
Supplement to the Prospectus and Statement of Additional
Information dated December 27, 2011
Supplement dated December 30, 2011
Effective February 28, 2012, the current expense limitation agreement between the Trust and Angel Oak Capital Advisors, LLC (the “Adviser”), the investment adviser to the Angel Oak Multi-Strategy Income Fund limiting certain operating expenses of the Fund to 2.00% is extended through May 31, 2013.
Additionally, effective February 28, 2012, the Fund’s prospectus and statement of additional information will be revised to reflect that the Fund may utilize certain derivative instruments, primarily options, swaps and futures, in order to manage risks associated with the Fund’s portfolio holdings.  Below is a description of some of the risks associated with the use of derivatives by the Fund:
Derivatives Risk.  The value of derivatives may rise or fall more rapidly than other investments.  For some derivatives, it is possible to lose more than the amount invested in the derivative.  If the Fund uses derivatives to “hedge” the risk of its portfolio, it is possible that the hedge may not succeed.  Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.  Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.  Specific risks that the Fund will seek to manage include the following:  interest rate, yield curve, prepayment, liquidity, credit and market risks.
•	Interest rate risk. This is the risk that the market value of bonds owned by the Fund will fluctuate as interest rates go up and down.
•	Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Fund. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrow and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.
•	Prepayment risk. This is the risk that the issuers of bonds owned by the Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the Fund may have to reinvest the proceeds in bonds with lower interest rates, which can reduce the Fund’s returns.
•	Liquidity risk. This is the risk that assets held by the Fund may not be liquid.
•	Credit risk. This is the risk that an issuer of a bond held by the Fund may default.
•	Market risk: This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 24, 2011
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001437249
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 30, 2011
Prospectus Date	rr_ProspectusDate	Jun 24, 2011
Angel Oak Multi-Strategy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat1437249_SupplementTextBlock
Valued Advisers Trust
Angel Oak Multi-Strategy Income Fund
Supplement to the Prospectus and Statement of Additional
Information dated December 27, 2011
Supplement dated December 30, 2011
Effective February 28, 2012, the current expense limitation agreement between the Trust and Angel Oak Capital Advisors, LLC (the “Adviser”), the investment adviser to the Angel Oak Multi-Strategy Income Fund limiting certain operating expenses of the Fund to 2.00% is extended through May 31, 2013.
Additionally, effective February 28, 2012, the Fund’s prospectus and statement of additional information will be revised to reflect that the Fund may utilize certain derivative instruments, primarily options, swaps and futures, in order to manage risks associated with the Fund’s portfolio holdings.  Below is a description of some of the risks associated with the use of derivatives by the Fund:
Derivatives Risk.  The value of derivatives may rise or fall more rapidly than other investments.  For some derivatives, it is possible to lose more than the amount invested in the derivative.  If the Fund uses derivatives to “hedge” the risk of its portfolio, it is possible that the hedge may not succeed.  Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.  Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.  Specific risks that the Fund will seek to manage include the following:  interest rate, yield curve, prepayment, liquidity, credit and market risks.
•	Interest rate risk. This is the risk that the market value of bonds owned by the Fund will fluctuate as interest rates go up and down.
•	Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Fund. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrow and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.
•	Prepayment risk. This is the risk that the issuers of bonds owned by the Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the Fund may have to reinvest the proceeds in bonds with lower interest rates, which can reduce the Fund’s returns.
•	Liquidity risk. This is the risk that assets held by the Fund may not be liquid.
•	Credit risk. This is the risk that an issuer of a bond held by the Fund may default.
•	Market risk: This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2013